Consolidated Statements of Comprehensive Loss (Parenthetical)	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024
IfrsStatementLineItems [Line Items]
Description of reverse stock splits	1-for-4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Description of reverse stock splits	1:4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75